Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated August 1, 2013
to the Statutory Prospectus for Class A, Class C and Institutional Class Shares of Ashmore Funds
Dated February 28, 2013 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Currency Fund (the “Fund”)

The following changes will be effective October 1, 2013:

1.	Within the Prospectus, in the sections entitled “Summary Information About the Funds—Ashmore Emerging Markets Currency Fund—Principal Investment Strategies” and “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Currency Fund—Principal Investment Strategies”:

The first two sentences are hereby deleted and replaced in their entirety with the following:

Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in derivatives and other instruments that provide investment exposure to local currencies of Emerging Market Countries and by also investing in debt securities denominated in Emerging Market local currencies.

The first sentence of the second paragraph is hereby deleted and replaced in its entirety with the following:

The Fund expects to gain most of its investment exposure to local emerging market currencies through investments that mature in less than one year (“short-dated instruments”), such as debt securities, deliverable and non-deliverable forward currency contracts, currency futures contracts, put and call option transactions (including currency-related options and options on futures contracts), and currency swap and other related agreements.

The fourth paragraph is hereby restated in its entirety as follows:

The Fund normally seeks to maintain a weighted average portfolio duration of between 0 and 3 years.

Ashmore Emerging Markets Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated August 1, 2013
to the Statutory Prospectus for Class A, Class C and Institutional Class Shares of Ashmore Funds
Dated February 28, 2013 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Currency Fund (the “Fund”)

The following changes will be effective October 1, 2013:

1.	Within the Prospectus, in the sections entitled “Summary Information About the Funds—Ashmore Emerging Markets Currency Fund—Principal Investment Strategies” and “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Currency Fund—Principal Investment Strategies”:

The first two sentences are hereby deleted and replaced in their entirety with the following:

Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in derivatives and other instruments that provide investment exposure to local currencies of Emerging Market Countries and by also investing in debt securities denominated in Emerging Market local currencies.

The first sentence of the second paragraph is hereby deleted and replaced in its entirety with the following:

The Fund expects to gain most of its investment exposure to local emerging market currencies through investments that mature in less than one year (“short-dated instruments”), such as debt securities, deliverable and non-deliverable forward currency contracts, currency futures contracts, put and call option transactions (including currency-related options and options on futures contracts), and currency swap and other related agreements.

The fourth paragraph is hereby restated in its entirety as follows:

The Fund normally seeks to maintain a weighted average portfolio duration of between 0 and 3 years.